Summary of Significant Accounting Policies - Schedule of Derivative Liability Measured at Fair Value On a Recurring Basis Using Significant Unobservable Input (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in fair value		$ (354,644)
Write-off of derivative
Derivative Liability Notes and Warrants [Member]
Balance December 31, 2016	$ 93,206
Change in fair value	(186,908)
Write-off of derivative	(280,114)
Balance December 31, 2017		$ 93,206